Equity	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Equity
25. Equity
a) Subscribed Capital
a)(i) Issued share capital
As of January 1, 2021, the Company’s share capital amounted to €3,994,734, divided into €3,994,734 bearer shares with a nominal value of €1.00 per share.
During the year ended December 31, 2021, share capital was increased to €5,242,948 through the issuance of a total of 1,248,214 bearer shares with a nominal value of €1.00 per share. This was due to the following transactions:
IPO-capital
increase
In connection with the Nasdaq listing in the United States, the Management Board and the Supervisory Board adopted a resolution on November 11, 2021, to increase the Company’s share capital, subject to partial utilization of the 2021/I Authorized Capital, by €1,000,000.00 against cash contributions through the issue of 1,000,000 new no-par
value bearer shares with a pro rata amount in the share capital of €1.00 per share. The price was set at USD 16.50 per American Depositary Shares (ADS), whereby four ADS represent one no-par
value bearer share of the company.
Greenshoe-Option
In connection with the listing at the Nasdaq, USA the Management Board and the Supervisory Board adopted a resolution on November 14, 2021, to increase the Company’s share capital, subject to partial utilization of the 2021/I Authorized Capital, by €150,000.00 against cash contributions through the issue of 150,000 new no-par
value bearer shares with a pro rata amount in the share capital of €1.00 per share. The price was set at USD 16.50 per American Depositary Shares (ADS), whereby four ADS represent one no-par
value bearer share of the company.
Convertible bond
On July 31, 2020, the Management Board adopted a resolution, based on the consent of the Supervisory Board, to issue a convertible bond in the amount of €5,000,000 on the basis of the 2020/II Contingent Capital. In accordance with the terms and conditions of the convertible bond, individual bonds with a nominal amount of €100,000.00 each, plus unpaid accrued interest, may be converted into no-par
value bearer shares with a pro rata amount in the Company’s share capital of €1.00 per share. The conversion right was exercised based on a conversion declaration dated December 22, 2020. On January 14, 2021, bonds in the amount of €5,000,000, plus interest in a total amount of €500,000, were converted into 98,214 new no-par
value bearer shares in the Company’s share capital of €1.00 per share based on a price of € 56.00 per share and with dividend entitlement beginning on January 1, 2020. As a result, the prepaid share reserve shown in the previous year’s financial statements in the amount of € 5,500,000 was transferred to the subscribed capital and the capital reserve.
a)(ii) Conditional capital
On June 12, 2020, the Annual General Meeting resolved to create 2020/I Conditional Capital and an additional 2020/II Conditional Capital, and to reduce the 2017/I Conditional Capital.
2017/I Conditional Capital
After reduction, the 2017/I Conditional Capital dated September 8, 2017 amounts to €1,500.00 and is now used to grant stock option rights to employees of the Company or its affiliates.
2019 Conditional Capital
Based on an authorization of the Annual General Meeting on July 2, 2019, 2019 Conditional Capital was created in the amount of €270,000.00. The Management Board is authorized, subject to the consent of the Supervisory Board, to grant stock option rights for shares to members of the Management Board and to employees of the Company or its affiliates on one or more occasions until December 31, 2022.
2020/I Conditional Capital
Based on an authorization of the Annual General Meeting on June 12, 2020, 2020/I Conditional Capital was created in the amount of €34,473.00. The Management Board is authorized, subject to the consent of the Supervisory Board, to grant stock option rights for shares to members of the Management Board and to employees of the Company or its affiliates on one or more occasions until December 31, 2025.
2020/II Conditional Capital
Based on an authorization of the Annual General Meeting on June 12, 2020, 2020/II Conditional Capital was created, which led to a contingent increase in the Company’s share capital by up to €1,277,893.00 through the issue of up to 1,277,893 new no-par
value bearer shares.
The Management Board is authorized, subject to the consent of the Supervisory Board, to issue on one or more occasions until July 2, 2025 convertible bonds and/or bonds with warrants issued to the bearer in a total amount of up to €150 million with a term of not more than 20 years, and to grant to the bondholders conversion and/or option rights to new shares of the Company with a pro rata amount in the share capital of up to a total of €1,277,893.00 pursuant to the terms and conditions of the convertible bonds and/or bonds with warrants.
Due to the conversion of convertible bonds in fiscal year 2021, Conditional Capital 2020/II amounts to €1,179,679.00 as of December 31, 2021.
On May 14, 2021, the Annual General Meeting resolved to create 2021/I Conditional Capital and an additional 2021/II Conditional Capital.
2021/I Conditional Capital
Based on an authorization of the Annual General Meeting on May 14, 2021, 2021/I Conditional Capital was created, which led to a contingent increase in the Company’s share capital by up to €457,501.00 through the issue of up to 457,501 new no-par
value bearer shares.
The Management Board is authorized, subject to the consent of the Supervisory Board, to issue on one or more occasions until May 13, 2026 convertible bonds and/or bonds with warrants issued to the bearer with a term of not more than 20 years, and to grant to the bondholders conversion and/or option rights to new shares of the Company with a pro rata amount in the share capital of up to a total of €457,501.00 pursuant to the terms and conditions of the convertible bonds and/or bonds with warrants.
2021/II Conditional Capital
Based on an authorization of the Annual General Meeting on May 14, 2021, 2021/II Conditional Capital was created which led to a contingent increase in the Company’s share capital by up to €103,321.00 through the issue of up to 103,321 new no-par
value bearer shares.
The Supervisory Board is authorized, to grant stock option rights for shares to members of the Management Board of the Company on one or more occasions until May 13, 2026.
a)(iii) Authorized Capital
On May 14, 2021, the Annual General Meeting resolved to create 2021/I Authorized Capital and an additional 2021/II Authorized Capital and to rescind the Authorized Capital 2020.
2021/I Authorized Capital
The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until May 13, 2026 by up to a total amount of €1,841,827.00 through the issue of up to 1,841,827 new no-par-value
bearer shares against cash contributions and/or contributions in kind.
As a result of the capital increases carried out in fiscal year 2021, Authorized Capital 2021/I amounts to €691,827.00 as of December 31, 2021.
2021/II Authorized Capital
The Management Board is authorized, subject to the consent of the Supervisory Board, to increase the Company’s share capital on one or more occasions until May 13, 2026 by up to a total amount of €204,647.00 through the issue of up to 204,647 new no-par-value
bearer shares against cash contributions and/or contributions in kind.
Shareholders’ subscription rights are excluded. Authorized Capital 2021/II serves to deliver shares of the Company to service restricted stock units (RSUs) granted under the Company’s Restricted Stock Unit Program (RSUP) to selected employees of the Company and its affiliates in accordance with the RSUP in return for the contribution of the respective payment entitlements arising under the RSUs.
b) Capital Reserve
The capital reserve comprises the premiums received in connection with the issuance of new shares, share-based payments, and the costs of capital increases.
c) Prepaid Share Reserve
The prepaid share reserve comprises of not refundable prepaid capital contributions for new shares which are not issued as of December 31, 2020.
The in the financial statements as of December 31, 2020 reported prepaid share reserve was due to the following transaction:

•
On July 31, 2020, the Management Board adopted a resolution, based on the consent of the Supervisory Board, to issue a convertible bond in the amount of €5,000,000.00 on the basis of the 2020/II Contingent Capital. In accordance with the terms and conditions of the convertible bond, individual bonds with a nominal amount of €100,000.00 each, plus unpaid accrued interest, may be converted into no-par
value bearer shares with a pro rata amount in the Company’s share capital of €1.00 per share. The conversion right was exercised based on a conversion declaration dated December 22, 2020. On January 14, 2021, 50 individual bonds in the amount of €5,000,000, plus any unpaid interest accrued by December 31, 2020 and the special interest payment in a total amount of €500,000, were converted into 98,214 new no-par
value bearer shares with a pro rata amount in the Company’s share capital of €1.00 per share at a price of €56.00 per share and with dividend entitlement beginning on January 1, 2020.

d) Exchange Rate Differences
The reserve for exchange rate differences comprises all currency translation differences arising due to the translation of the financial statements of foreign operations.